245 Summer Street	Fidelity® Investments
Boston, MA 02210

October 6, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Covington Trust (the trust):

Fidelity Enhanced International ETF

Fidelity Enhanced Large Cap Core ETF

Fidelity Enhanced Large Cap Growth ETF

Fidelity Enhanced Large Cap Value ETF

Fidelity Enhanced Mid Cap ETF

Fidelity Enhanced Small Cap ETF

(the funds)

File No. 333-274057

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Margaret Carey
Margaret Carey
Secretary of the Trust